SCHEDULE OF FAIR VALUE OF FINANCIAL LIABILITIES (Details)	7 Months Ended
Sep. 30, 2024 USD ($)
Fair Value Disclosures [Abstract]
Initial Financial Liabilities - SPAC loans	$ 1,786,236
Change in fair value	3,117,735
Financial Liabilities - SPAC loans	$ 4,903,971